Segment Information and Sales to Significant Customers - Revenue and Customer Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Revenue from External Customer [Line Items]
Total revenue	$ 3,643,538	$ 3,563,637	$ 3,345,854
Customer Experience Solutions [Member]
Revenue from External Customer [Line Items]
Total revenue	3,542,531	3,435,478	3,185,637
Directory [Member]
Revenue from External Customer [Line Items]
Total revenue	$ 101,007	$ 128,159	$ 160,217